Oct. 25, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Mr. Mark Cowan
           Document Control - EDGAR

RE:     RiverSource Variable Annuity Account ("Registrant")
               RiverSource(R) Builder Select Variable Annuity
               RiverSource(R) Signature One Select Variable Annuity File Nos.: 333-139762/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 16 (Amendment). This Amendment was filed electronically on Oct. 18, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/  Dixie Carroll
     ---------------------------------
     Dixie Carroll
     Assistant General Counsel and
     Assistant Secretary